Accumulated Other Comprehensive Loss (Detail) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Accumulated Other Comprehensive Income (Loss) [Line Items]
Cash flow hedges		$ (0.1)	$ 0.0
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	$ 974.4	(221.5)	(212.2)
Other comprehensive gain (loss)	31.8
Ending balance	1,035.3	974.4	(221.5)
Accumulated Other Comprehensive Loss [Member]
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	(30.3)	(1.3)	(2.2)
Ending balance	(62.1)	(30.3)	$ (1.3)
Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Cash flow hedges	0.0
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	0.2
Ending balance	0.2	0.2
Accumulated Defined Benefit Plans Adjustment, Net Gain (Loss) Attributable to Parent [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Cash flow hedges	0.8
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Ending balance	0.8
Foreign Currency Translation Adjustments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Cash flow hedges	(32.6)
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	(30.5)
Ending balance	$ (63.1)	$ (30.5)